Fair Value Measurement - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant redemption price per share | $ / shares	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50
Series C Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise Of Warrants Shares | shares	146,919
Exercise of Series C preferred warrants | $	$ 891
Silicon Valley Bank
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Class of warrants or right issued during period | shares	32,412
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.60
Conversion of Silicon Valley Bank warrants to common stock | $	$ 308
E I B Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Class of Warrant or Right, Outstanding | shares	0